CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Condensed Balance Sheet (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 6,285	$ 7,428	$ 13,087	$ 21,793
Accounts receivable	53,669	97,364
Other current assets	3,240	4,309
Due from affiliate	0	0
Total current assets	63,194	109,101
Property, plant and equipment, net	1,854,083	1,853,671
Intangible assets, net	411,778	421,452
Goodwill	16,211	16,211
Investment in equity method investees	702,751	707,415
Other noncurrent assets	7,056	7,329
Investment in subsidiaries	0	0
Total assets	3,055,073	3,115,179
Liabilities and Partners' Capital
Trade accounts payable	17,764	16,251
Accrued expenses	12,107	11,389
Due to affiliate	486	258
Ad valorem taxes payable	4,066	10,588
Accrued interest	5,703	17,483
Accrued environmental remediation	5,883	4,301
Other current liabilities	4,818	11,471
Total current liabilities	50,827	71,741
Long-term debt	1,264,912	1,240,301
Deferred Purchase Price Obligation	584,164	563,281
Deferred revenue	18,980	57,465
Noncurrent accrued environmental remediation	3,263	5,152
Other noncurrent liabilities	7,812	7,566
Total liabilities	1,929,958	1,945,506
Total partners' capital	1,125,115	1,169,673
Total liabilities and partners' capital	3,055,073	3,115,179
Consolidating adjustments
Assets
Cash and cash equivalents	0	0	0	0
Accounts receivable	0	0
Other current assets	0	0
Due from affiliate	(466,424)	(422,904)
Total current assets	(466,424)	(422,904)
Property, plant and equipment, net	0	0
Intangible assets, net	0	0
Goodwill	0	0
Investment in equity method investees	0	0
Other noncurrent assets	0	0
Investment in subsidiaries	(5,560,549)	(5,480,150)
Total assets	(6,026,973)	(5,903,054)
Liabilities and Partners' Capital
Trade accounts payable	0	0
Accrued expenses	0	0
Due to affiliate	(466,424)	(422,904)
Ad valorem taxes payable	0	0
Accrued interest	0	0
Accrued environmental remediation	0	0
Other current liabilities	0	0
Total current liabilities	(466,424)	(422,904)
Long-term debt	0	0
Deferred Purchase Price Obligation	0	0
Deferred revenue	0	0
Noncurrent accrued environmental remediation	0	0
Other noncurrent liabilities	0	0
Total liabilities	(466,424)	(422,904)
Total partners' capital	(5,560,549)	(5,480,150)
Total liabilities and partners' capital	(6,026,973)	(5,903,054)
Summit Midstream Partners, LP | Reportable Legal Entities
Assets
Cash and cash equivalents	3,180	698	2,718	73
Accounts receivable	22	53
Other current assets	1,277	1,526
Due from affiliate	10,712	14,896
Total current assets	15,191	17,173
Property, plant and equipment, net	3,115	2,266
Intangible assets, net	0	0
Goodwill	0	0
Investment in equity method investees	0	0
Other noncurrent assets	2,403	1,993
Investment in subsidiaries	2,153,590	2,132,757
Total assets	2,174,299	2,154,189
Liabilities and Partners' Capital
Trade accounts payable	863	978
Accrued expenses	1,946	2,399
Due to affiliate	456,198	408,266
Ad valorem taxes payable	0	16
Accrued interest	0	0
Accrued environmental remediation	0	0
Other current liabilities	2,240	6,718
Total current liabilities	461,247	418,377
Long-term debt	0	0
Deferred Purchase Price Obligation	584,164	563,281
Deferred revenue	0	0
Noncurrent accrued environmental remediation	0	0
Other noncurrent liabilities	3,773	2,858
Total liabilities	1,049,184	984,516
Total partners' capital	1,125,115	1,169,673
Total liabilities and partners' capital	2,174,299	2,154,189
Co-Issuers | Reportable Legal Entities
Assets
Cash and cash equivalents	5	51	337	12,407
Accounts receivable	0	0
Other current assets	0	0
Due from affiliate	12,745	38,013
Total current assets	12,750	38,064
Property, plant and equipment, net	0	0
Intangible assets, net	0	0
Goodwill	0	0
Investment in equity method investees	0	0
Other noncurrent assets	4,496	5,198
Investment in subsidiaries	3,406,959	3,347,393
Total assets	3,424,205	3,390,655
Liabilities and Partners' Capital
Trade accounts payable	0	0
Accrued expenses	0	114
Due to affiliate	0	0
Ad valorem taxes payable	0	0
Accrued interest	5,703	17,483
Accrued environmental remediation	0	0
Other current liabilities	0	0
Total current liabilities	5,703	17,597
Long-term debt	1,264,912	1,240,301
Deferred Purchase Price Obligation	0	0
Deferred revenue	0	0
Noncurrent accrued environmental remediation	0	0
Other noncurrent liabilities	0	0
Total liabilities	1,270,615	1,257,898
Total partners' capital	2,153,590	2,132,757
Total liabilities and partners' capital	3,424,205	3,390,655
Guarantor Subsidiaries | Reportable Legal Entities
Assets
Cash and cash equivalents	2,725	5,647	4,954	6,930
Accounts receivable	42,349	89,584
Other current assets	1,665	2,328
Due from affiliate	442,967	369,995
Total current assets	489,706	467,554
Property, plant and equipment, net	1,433,385	1,440,180
Intangible assets, net	386,802	396,930
Goodwill	16,211	16,211
Investment in equity method investees	0	0
Other noncurrent assets	157	138
Investment in subsidiaries	0	0
Total assets	2,326,261	2,321,013
Liabilities and Partners' Capital
Trade accounts payable	9,502	9,901
Accrued expenses	7,229	6,069
Due to affiliate	0	0
Ad valorem taxes payable	3,862	9,717
Accrued interest	0	0
Accrued environmental remediation	0	0
Other current liabilities	2,239	3,798
Total current liabilities	22,832	29,485
Long-term debt	0	0
Deferred Purchase Price Obligation	0	0
Deferred revenue	18,980	57,465
Noncurrent accrued environmental remediation	0	0
Other noncurrent liabilities	3,948	4,602
Total liabilities	45,760	91,552
Total partners' capital	2,280,501	2,229,461
Total liabilities and partners' capital	2,326,261	2,321,013
Non-Guarantor Subsidiaries | Reportable Legal Entities
Assets
Cash and cash equivalents	375	1,032	$ 5,078	$ 2,383
Accounts receivable	11,298	7,727
Other current assets	298	455
Due from affiliate	0	0
Total current assets	11,971	9,214
Property, plant and equipment, net	417,583	411,225
Intangible assets, net	24,976	24,522
Goodwill	0	0
Investment in equity method investees	702,751	707,415
Other noncurrent assets	0	0
Investment in subsidiaries	0	0
Total assets	1,157,281	1,152,376
Liabilities and Partners' Capital
Trade accounts payable	7,399	5,372
Accrued expenses	2,932	2,807
Due to affiliate	10,712	14,896
Ad valorem taxes payable	204	855
Accrued interest	0	0
Accrued environmental remediation	5,883	4,301
Other current liabilities	339	955
Total current liabilities	27,469	29,186
Long-term debt	0	0
Deferred Purchase Price Obligation	0	0
Deferred revenue	0	0
Noncurrent accrued environmental remediation	3,263	5,152
Other noncurrent liabilities	91	106
Total liabilities	30,823	34,444
Total partners' capital	1,126,458	1,117,932
Total liabilities and partners' capital	$ 1,157,281	$ 1,152,376